DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	12 Months Ended
	Dec. 22, 2020 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item		1	1
Purchase price, per unit | $ / shares		$ 10.00	$ 10.00
Payments for investment of cash in trust account			$ 78,136
Transaction costs	$ 14,161,525
Underwriting fees	5,000,000
Deferred underwriting fee payable	8,750,000	$ 8,750,000	$ 8,750,000	$ 8,750,000
Other offering costs	$ 411,525
Condition for future business combination use of proceeds percentage		80	80
Condition for future business combination threshold percentage ownership		50	50
Condition for future business combination threshold net tangible assets		$ 5,000,001	$ 5,000,001
Redemption period upon closure	10 days		10 days
Redemption limit percentage without prior consent		15	15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%	100.00%
Maximum allowed dissolution expenses	$ 100,000		$ 100,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares		4,933,333	4,933,333
Price of warrant | $ / shares		$ 1.50
Proceeds from sale of private placements warrants		$ 7,400,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares	25,000,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 250,000,000
Payments for investment of cash in trust account	$ 250,000,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares	$ 11.50
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares	4,933,333
Price of warrant | $ / shares	$ 1.50
Proceeds from sale of private placements warrants	$ 7,400,000
Public Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares		$ 10.00
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares	3,000,000
Purchase price, per unit | $ / shares	$ 10.00